Long-Term Debt	6 Months Ended
Jun. 30, 2022
Long-Term Debt [Abstract]
Long-Term Debt
7.	Long-Term Debt

The amount of long-term debt shown in the accompanying consolidated balance sheets is analyzed as follows:

	June 30, 2022	Current	Non-current	December 31, 2021	Current	Non-current

Nordea Bank secured term loan	$22,533	$3,740	$18,793	$24,403	$3,740	$20,663
Piraeus Bank secured term loan	23,701	4,171	19,530	25,786	4,171	21,615
less unamortized deferred financing costs	(227)	(112)	(115)	(291)	(123)	(168)
Total debt, net of deferred financing costs	$46,007	$7,799	$38,208	$49,898	$7,788	$42,110

Secured Term Loans: The Company, through its vessel-owning subsidiaries, has entered into two long term loan agreements with certain financial institutions (as described below) to partially finance the acquisition cost of its tanker vessels. The loans are repayable in quarterly installments plus one balloon installment per loan agreement to be paid together with the last installment, and bear variable interest at LIBOR plus a fixed margin ranging from 2.75% to 2.85%. Their maturities fall due in July and December 2024, and at each utilization date, arrangement fees of 1.00% were paid. The term loans are collateralized by the Company’s five tanker vessels, whose aggregate net book value as of June 30, 2022 was $120,534.

In July 2019, the Company, through two of its vessel-owning subsidiaries, entered into a loan agreement with Nordea Bank Abp, Filial i Norge (“Nordea Bank”) for a senior secured term loan facility of up to $33,000, to partially finance the acquisition cost of the tanker vessels “Blue Moon” and “Briolette”. In December 2019 and in March 2020, the Nordea Bank loan was twice amended and restated to increase the loan facility to up to $47,000 and $59,000, respectively, to partially support the acquisition cost of the tanker vessels “P. Fos” and “P. Kikuma”, respectively. In December 2020, the Company entered a Deed of Release with Nordea Bank, according to which the borrowers of the vessels “P. Fos” and “P. Kikuma” were released from all obligations under the agreement, in connection with the re-finance by Piraeus Bank S.A. (described below). Also in December 2020, the Company entered into a Supplemental Loan Agreement with Nordea Bank, to amend the existing repayment schedules of the “Blue Moon” and “Briolette” tranches and to amend the major shareholder’s clause included in the agreement.

In December 2020, the Company, through three of its vessel-owning subsidiaries, entered into a loan agreement with Piraeus Bank S.A. (“Piraeus Bank”) for a senior secured term loan facility of up to $31,526, to refinance the existing indebtedness of the vessels “P. Fos” and “P. Kikuma” with Nordea Bank, described above, and partially finance the acquisition cost of the vessel “P. Yanbu”. The three borrowers utilized in December 2020 an aggregate amount of $29,958 under the loan agreement, and no amount remained available for drawdown thereafter.

In June 2022, the Company, through two of its vessel-owning subsidiaries, amended its loan agreement with Piraeus Bank for a new loan facility of up to $31,933, to partially finance the acquisition of “P. Sophia” with loan proceeds of up to $24,600, and to refinance the existing tranche of the vessel “P. Yanbu” by $7,333 (Note 12). The amended loan is repayable in quarterly instalments plus with one balloon payment to be paid together with the last installment and bears variable interest at LIBOR plus a fixed margin  of 2.70%. The loan maturity falls due in July 2027. The Company should pay to Piraeus Bank on the utilization date of the loan, an arrangement fee in the amount of 0.75% of the amount of each Tranche drawn.

The Nordea and Piraeus Bank loans are guaranteed by Performance Shipping Inc. and are also secured by first priority mortgages over the financed fleet, first priority assignments of earnings, insurances and of any charters exceeding durations of two years, pledge over the borrowers’ shares and over their earnings accounts, and vessels’ managers’ undertakings. The loan agreements also require a minimum hull value of the financed vessels, impose restrictions as to dividend distribution following the occurrence of an event of default and changes in shareholding, include customary financial covenants and require at all times during the facility period a minimum cash liquidity. In November 2021, the Company’s lender Nordea Bank has provided their consent for a reduction of the Company’s minimum liquidity requirement from $9,000 to $5,000, with an effective date December 31, 2021 through June 30, 2022. In June 2022, the Company’s lender Piraeus Bank amended existing indebtedness, with a minimum liquidity requirement of $5,000 applicable as of June 30, 2022. According to the provisions of the amended loan agreement with Piraeus Bank part of the minimum liquidity (5% of the outstanding amount under the loan agreement with Piraeus Bank) shall be maintained with Piraeus Bank.

As at June 30, 2022 and December 31, 2021, the compensating cash balance required under the loan agreements is included in Cash and cash equivalents in the accompanying consolidated balance sheets. As at June 30, 2022 and December 31, 2021, the Company was in compliance with all of its loan covenants.

The weighted average interest rate of the Company’s bank loans for the six months ended June 30, 2022 and 2021, was 3.25% and 2.92%, respectively.

For the six months ended June 30, 2022 and 2021, interest expense on long-term bank debt amounted to $789 and $824, respectively, and is included in Interest and finance costs in the accompanying unaudited interim consolidated statement of operations. Accrued interest on bank debt as of June 30, 2022, and December 31, 2021, amounted to $62 and $51, respectively, and is included in Accrued liabilities in the accompanying consolidated balance sheets.

As at June 30, 2022, the maturities of the debt facilities described above, are as follows:

Principal Repayment

July 1, 2022 through June 30, 2023	$7,911
July 1, 2023 through June 30, 2024	7,911
July 1, 2024 through December 31, 2024	30,412
Total	$46,234